Net Loss Per Share of Common Stock	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss Per Share of Common Stock

7. Net Loss Per Share of Common Stock

The following table is a reconciliation of the numerators and denominators used in the calculation of basic and diluted net loss per share computations for the years ended December 31, 2018 and 2017:

	Year Ended December 31,
	2018	2017
Net loss	$(19,194,236)	$(4,138,298)
Weighted average common shares outstanding – basic and diluted	121,154,334	27,906,090
Net loss per share – basic and diluted	$(0.16)	$(0.11)

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2018	2017
Stock options	3,600,073	1,130,000
Unvested restricted stock	1,543,501	1,050,000
Common shares underlying convertible debt	5,000,000	4,000,000
Common shares underlying convertible preferred stock	-	50,335,500
Warrants	53,130,750	11,649,500